Related Party Transactions - Additional Information - One S.r.l (Details) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Founder of One | Consulting Agreement | Maximum
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 100	$ 100	$ 100		$ 100
Outstanding accrued expenses and remaining undiscounted payments, related parties	100		100			$ 100
One S.r.l [Member]
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties	200		200
Payments related to acquisition			2,600	€ 2.5		5,700	€ 5.0
Notes payable	100		100
One S.r.l [Member] | Maximum
Related Party Transaction [Line Items]
Outstanding accrued expenses and remaining undiscounted payments, related parties						100
One S.r.l [Member] | Consulting Agreement
Related Party Transaction [Line Items]
Payments related to acquisition			2,900
One S.r.l [Member] | Royalty Expense
Related Party Transaction [Line Items]
Payments related to acquisition	$ 200	$ 100			$ 100
One S.r.l [Member] | Royalty Expense | Maximum
Related Party Transaction [Line Items]
Payments related to acquisition			$ 300
Gelesis
Related Party Transaction [Line Items]
Research and development, including related party expenses						447		$ 108
Outstanding accrued expenses and remaining undiscounted payments, related parties						5,664		109
Gelesis | Consulting Agreement
Related Party Transaction [Line Items]
Research and development, including related party expenses								$ 300
Gelesis | Founder of One | Consulting Agreement
Related Party Transaction [Line Items]
Research and development, including related party expenses						300
Outstanding accrued expenses and remaining undiscounted payments, related parties						$ 100